Income tax expense - Current Year Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Loss before tax for the year	$ (449,005)	$ (1,007,118)	$ (471,323)
Tax according to the applicable Hong Kong tax rate	85,311	166,174	74,449
Operating income/costs, non-taxable	86,504	(5,407)	(2,178)
Effect of different tax rates	17,142	64,384	34,700
Tax effect on deferred tax due to change of tax rate	0	0	(575)
Withholding tax	(3,717)	(2,517)	(7,147)
Non-recognition of deferred tax assets on temporary differences	(13,672)	(9,042)	(32,223)
Not recognized loss carry-forward	(188,352)	(213,928)	(80,434)
Other	0	0	(127)
Income tax expense	(16,784)	$ (336)	$ (13,535)
Expense from share-based payment transactions, tax	70,740
Change in fair value of earn-out rights, tax	171,393
Other non-tax deductible income (expense)	$ 14,148